GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2025
GENERAL AND ADMINISTRATIVE EXPENSES

14. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Salaries and benefits	$826	$459	$1,826	$855
Office and miscellaneous	480	577	926	958
Professional fees	240	310	427	469
Management and consulting fees	101	158	348	265
Investor relations	131	108	226	181
Regulatory and compliance fees	58	51	102	93
Directors’ fees	52	46	86	90
Travel and promotion	46	42	79	77
Depreciation	39	40	76	75
	$1,973	$1,791	$4,096	$3,063